May 5, 2014
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
ATTN:	Mr. Mark Cowan Document Control – Edgar
RE:	RiverSource Life Insurance Co. of New York (“Company”) on behalf of RiverSource of New York Account 8 (“Registrant”) File Nos. 033-15290 and 811-05213 RiverSource® Variable Universal Life Insurance
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced insurance policy does not differ from that contained in Registrant’s Post-Effective Amendment No. 38 (Amendment). This Amendment was filed electronically on April 29, 2014.
If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177.
Sincerely,

/s/	Dixie Carroll

Dixie Carroll
Assistant General Counsel and
Assistant Secretary